ALLIANCE GLOBAL SMALL CAP FUND

SEMI-ANNUAL REPORT
JANUARY 31, 1999

ALLIANCE CAPITAL



LETTER TO SHAREHOLDERS                           ALLIANCE GLOBAL SMALL CAP FUND
_______________________________________________________________________________

March 26, 1999

Dear Shareholder:

We are pleased to report the performance of the Alliance Global Small Cap Fund (the Fund) for the semi-annual reporting period ended January 31, 1999. In addition, the following table provides performance data for the Morgan Stanley Capital International (MSCI) World Index, and the Lipper Global Small Company
(GSC) Funds Average for the six- and 12-month periods ended January 31, 1999.

INVESTMENT RESULTS
During the six- and 12-month periods ended January 31, 1999, your Fund outperformed its peer group, as represented by the Lipper GSC Funds Average, primarily due to superior stock selection, particularly in Japan. This relative outperformance was despite our developing market exposure, which negatively impacted performance. The Fund's relative underperformance versus the MSCI World Index primarily resulted from the general underperformance of small-cap stocks relative to large-cap stocks, the U.S. portion of the portfolio's allocation toward growth stocks with cyclical exposure, and exposure to developing markets (in Asia, Latin America and Eastern Europe).


INVESTMENT RESULTS*
Periods Ended January 31, 1999
                                         TOTAL RETURNS
                                     6 MONTHS      12 MONTHS
                                    ----------    -----------
ALLIANCE GLOBAL SMALL CAP FUND
  Class A                             -2.64%          2.25%
  Class B                             -3.06%          1.37%
  Class C                             -2.96%          1.47%

MSCI WORLD INDEX                       9.31%         24.07%

LIPPER GLOBAL SMALL COMPANY (GSC)
  FUNDS AVERAGE                       -4.79%          1.62%


THE FUND'S INVESTMENT RESULTS REPRESENT TOTAL RETURNS AND ARE BASED ON THE NET ASSET VALUE AS OF JANUARY 31, 1999. ALL FEES AND EXPENSES RELATED TO THE OPERATION OF THE FUND HAVE BEEN DEDUCTED, BUT NO ADJUSTMENT HAS BEEN MADE FOR SALES CHARGES THAT MAY APPLY WHEN SHARES ARE PURCHASED OR REDEEMED. RETURNS FOR THE FUND INCLUDE THE REINVESTMENT OF ANY DISTRIBUTIONS PAID DURING THE PERIOD. TOTAL RETURNS FOR ADVISOR CLASS SHARES WILL DIFFER DUE TO DIFFERENT EXPENSES ASSOCIATED WITH THAT CLASS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

THE MSCI WORLD INDEX IS A MARKET-CAPITALIZATION WEIGHTED INDEX THAT MEASURES THE PERFORMANCE OF STOCK MARKETS IN 23 COUNTRIES. THE LIPPER GLOBAL SMALL COMPANY (GSC) FUNDS AVERAGE REFLECTS PERFORMANCE OF 42 AND 38 FUNDS FOR THE SIX- AND 12-MONTH PERIODS ENDED JANUARY 31, 1999, RESPECTIVELY. THESE FUNDS HAVE GENERALLY SIMILAR INVESTMENT OBJECTIVES TO YOUR FUND, ALTHOUGH INVESTMENT POLICIES FOR THE VARIOUS FUNDS MAY DIFFER. THE MSCI WORLD INDEX IS UNMANAGED AND REFLECTS NO FEES OR EXPENSES. AN INVESTOR CANNOT INVEST DIRECTLY IN AN INDEX OR AN AVERAGE.

ADDITIONAL INVESTMENT RESULTS APPEAR ON PAGE 4.


U.S. INVESTMENTS
In the U.S. portion of the portfolio, we continue to hold several positions in the retail and apparel sectors. These companies have continued to report earnings per share gains typically between 20% and 30% with price to earnings (P/E) ratios between 12 and 18 times earnings. After not participating in the strong equity market in 1997, the consumer stocks came back in the second half of 1998. These include Tommy Hilfiger Corp., Tiffany & Co., and The Men's Wearhouse Inc.

In addition, the jewelry segment offers excellent opportunities as well. We believe the prospects for both Zale Corporation and Movado Group appear quite promising. Within the leisure category, we are looking for companies that have market share leadership, strong franchises and dominant positions within their respective industry. This would include Bally Total Fitness Corp., the largest health club provider in the U.S. with over 4 million members, and Premier Parks, Inc., the largest amusement park operator after the Walt Disney Companies.

Furthermore, within the turnaround category, we believe that the worst is finally behind us for the sports retailers and both Venator Group Inc., and The Sports Authority Inc. should benefit. The aggressive expansion in square footage that the industry saw over the last five years has essentially come to a halt, and as the industry becomes rational, Nike sees its business turning, and with the Olympics a year away, both Venator and The Sports Authority should see a turn in their business.


1


                                                 ALLIANCE GLOBAL SMALL CAP FUND
_______________________________________________________________________________

Within health care, we continue to hold positions in the biotechnology sector and the service sector. Specifically, we continue to hold positions in both Geltex Pharmaceuticals and Medimmune Inc., two later-stage biotechnology companies. In addition, we hold positions in Veterinary Centers of America, the leading operator of veterinary centers in the U.S., and Synetic Inc., an intranet health care provider.

Within the real estate sector, we believe that the stocks of real estate investment trusts (REITs) have come under a lot of pressure as investors focus more on momentum growth and less on yield. There are several well-run companies yielding over 10% with internal growth of 10%-12%. Therefore, we have about 3.5% of the portfolio invested in REITs and currently hold positions in Chelsea GCA Realty Inc., Taubman Centers Inc., and Glenborough Realty Trust Co.

On the cyclical side, we continue to favor the airline industry. We have been bullish on this group since 1995. 1999 will mark the fifth consecutive year of profitability for the industry after showing losses from 1990-1994. Furthermore, this industry is more fundamentally sound than at any point since World War II, with load factors over 70% for four years in a row, levels never attained before.

In the past, when times were good, the carriers took their excess cash flow and bought more planes. This only added to their existing capacity and took away their pricing power. Today, the carriers are using their cash flow to pay down debt, buy back stock and restructure their balance sheets. As demand outpaces capacity growth, pricing power should continue to increase, allowing them to maximize both revenues and earnings. We continue to hold positions in America West Holdings Corp. Cl. B, Alaska Air Group Inc., and Mesa Air Group, Inc.

In addition, we also like the rental car industry and have positions in Budget Group and Dollar Thrifty Automotive Group. This industry has gone through a major change in ownership from the auto manufacturers to financial entrepreneurs. We are now seeing real pricing power, better yield management, greater inventory efficiencies, and as a result, a higher level of profitability. We believe these companies have strong fundamentals that are not being recognized in the marketplace.

Within the technology sector, we currently hold positions in CheckFree Holdings Corp., an online banking company, and DBT Online, Inc., a database management company. We are currently underweighting the technology sector relative to the small-cap benchmark for the sector.

INTERNATIONAL INVESTMENTS
Overall, the international portion of the Fund continues to focus its investments in companies with strong relative earnings growth outlook, and in industries which are less sensitive to the economic cycle.

Within the European portion of your portfolio, we continue to focus on growth-orientated stocks within the cellular telecommunications and technology sectors. We also continue to maintain positions in stable growth stocks such as tobacco and business services. Recently we have added to portfolio weightings in airline stocks as we believe valuations now look compelling following strong underperformance.

The Japanese portion of your portfolio continues to invest in growth sectors, with an emphasis on technology stocks and pharmaceuticals. Recent additions to the portfolio include consumer service stocks that are in the process of restructuring.

We continue to maintain our investments within the developing markets. Telecommunication plays are favored within the Europe/Africa/Middle East region. In Latin America, we continue to emphasize consumer-related plays in Mexico and utility stocks in Brazil. Our Asian stock picks remain focused on companies we believe are best placed to benefit from the economic restructuring process.

CURRENT REVIEW AND OUTLOOK
European markets performed strongly in the period under review as investors became increasingly enthusiastic about the prospects for European Monetary Union (EMU). The launch of EMU was successfully completed at the start of the year and we envisage no near-term problems for the new currency. Equity markets were further supported by coordinated interest rate cuts across the continent and the continued shift of personal savings towards the stock markets of the region.


2


                                                 ALLIANCE GLOBAL SMALL CAP FUND
_______________________________________________________________________________

European smaller companies continued to underperform large-capitalization stocks as investors focused attention on merger and acquisition activity and corporate restructuring stories. We believe the underperformance of smaller-capitalization stocks has further increased the attractiveness of this asset class and see excellent value amongst European smaller companies.

Japanese equity returns were weak during the period as the country's economy remained in the doldrums and the government failed to fully implement required banking system reform.

During the last six months, emerging market stocks have continued to underperform developed market stocks. Emerging market uncertainty persists, although there have been signs of recovery notably in the Asian region. Holdings within this asset class have had a negative impact on the Fund's overall performance during the period. Valuations in emerging markets are highly attractive and we expect to increase investment exposure as underlying fundamentals improve.

Recent developments in the smaller companies' initial public offering (IPO) market gives us further confidence in the prospects for international smaller companies. The European IPO market has been particularly active and a large number of successful smaller company transactions have taken place. We continue to participate in IPO placements focusing on companies with strong fundamentals and attractive valuations relative to industry and global peers. We expect the European IPO market will remain buoyant and that the Japanese IPO market will show signs of improvement this year.

As always, we appreciate your investment in Alliance Global Small Cap Fund and look forward to reporting its progress to you in coming periods.

Sincerely,


John D. Carifa
Chairman and President


Alden M. Stewart
Senior Vice President


SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, GUARANTEED OR ENDORSED BY, ANY BANK; FURTHER, SUCH SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


3


INVESTMENT OBJECTIVE AND POLICIES                ALLIANCE GLOBAL SMALL CAP FUND
_______________________________________________________________________________

Alliance Global Small Cap Fund seeks long-term growth of capital. It invests principally in a diversified global portfolio of equity securities issued by small capitalization companies.


INVESTMENT RESULTS

NAV AND SEC AVERAGE ANNUAL TOTAL RETURNS AS OF JANUARY 31, 1999
CLASS A SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
One Year                       2.25%         -2.07%
Three Years                    9.96%          8.38%
Five Years                     9.51%          8.57%
10 Years                       7.21%          6.74%

CLASS B SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
One Year                       1.37%         -2.21%
Three Years                    9.14%          8.63%
Five Years                     8.71%          8.71%
Since Inception* (a)           9.18%          9.18%

CLASS C SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
One Year                       1.47%          0.58%
Three Years                    9.16%          9.16%
Five Years                     8.76%          8.76%
Since Inception*              11.10%         11.10%


SEC AVERAGE ANNUAL TOTAL RETURNS AS OF THE MOST RECENT QUARTER-END (DECEMBER 31, 1998)

                             CLASS A         CLASS B        CLASS C
                             --------       ------------   ----------
One Year                      -0.86%         -0.86%          1.86%
Three Years                    8.55%          8.83%          9.36%
Five Years                     9.19%          9.37%          9.37%
10 Years                       7.59%          9.07%**(a)    10.98%**


The Fund's investment results represent average annual total returns. The NAV and SEC returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without (NAV) and with (SEC) the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year 1% contingent deferred sales charge for accounts over $1,000,000. Total return for Advisor Class shares will differ due to different expenses associated with that class.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


*    Inception: 9/17/90 Class B; 5/3/93 Class C.

**   Performance since inception.

(a)  Assumes conversion of Class B shares into Class A shares after 8 years.


4


TEN LARGEST HOLDINGS
JANUARY 31, 1999 (UNAUDITED)                     ALLIANCE GLOBAL SMALL CAP FUND
_______________________________________________________________________________

                                                                       % OF
COMPANY                               COUNTRY       U.S. $ VALUE    NET ASSETS
-------------------------------------------------------------------------------
Alaska Air Group, Inc.              United States    $ 2,080,487       1.8%
Premier Parks, Inc.                 United States      1,948,781       1.7
Mohawk Industries, Inc.             United States      1,851,850       1.6
Bethlehem Steel Corp.               United States      1,731,900       1.5
Legg Mason, Inc.                    United States      1,642,200       1.5
Chelsea GCA Realty, Inc.            United States      1,536,312       1.4
Tiffany & Co.                       United States      1,531,163       1.3
Union Electrica Fenosa, SA          Spain              1,518,516       1.3
America West Airlines, Inc. Cl.B    United States      1,423,300       1.3
Autoliv, Inc. (ADS)                 Sweden             1,403,560       1.2
                                                    $ 16,668,069      14.6%



MAJOR PORTFOLIO CHANGES
SIX MONTHS ENDED JANUARY 31, 1999 (UNAUDITED)
_______________________________________________________________________________
                                                            SHARES*
-------------------------------------------------------------------------------
                                                                   HOLDINGS
PURCHASES                            COUNTRY             BOUGHT     1/31/99
-------------------------------------------------------------------------------
Autoliv, Inc. (ADS)                  Sweden              31,900      33,900
British Airways Plc                  United Kingdom     213,400     217,400
Dixons Group Plc                     United Kingdom      56,382      81,382
Essilor International                France               2,330       2,330
Fortum Corp.                         Finland            179,631     179,631
Fresenius AG pfd.                    Germany              5,190       5,190
Legg Mason, Inc.                     United States       55,200      55,200
Merita OY Cl.A                       Finland            193,900     193,900
Union Electrica Fenosa, SA           Spain               88,000      88,000
United News & Media Plc              United Kingdom     150,700     150,700

                                                                     HOLDINGS
SALES                                COUNTRY             SOLD         1/31/99
-------------------------------------------------------------------------------
Abercrombie & Fitch Co. Cl.A         United States       23,100          -0-
Centocor, Inc.                       United States       21,400          -0-
Compass Group Plc                    United Kingdom      80,000          -0-
Comverse Technology, Inc.            United States       18,100          -0-
Fyffes Plc                           Ireland            280,000          -0-
Insight Enterprises, Inc.            United States       27,000          -0-
Irish Life Plc                       Ireland             90,000          -0-
MedImmune, Inc.                      United States       11,200       8,900
Nokia AB Oy Corp. Series A           Finland             20,000          -0-
Physio-Control International Corp.   United States       35,300          -0-


*    Adjusted for a stock split.


5


TEN LARGEST COUNTRY HOLDINGS
JANUARY 31, 1999 (UNAUDITED)                     ALLIANCE GLOBAL SMALL CAP FUND
_______________________________________________________________________________

                                                                  PERCENT OF
COUNTRY                                          VALUE            NET ASSETS
-------------------------------------------------------------------------------
United States                             $ 48,014,242              42.1%
United Kingdom                              11,957,151              10.5
Japan                                       10,604,643               9.3
Spain                                        5,731,498               5.0
France                                       3,077,773               2.7
Italy                                        3,095,007               2.7
Finland                                      2,194,858               1.9
Sweden                                       1,892,457               1.7
Australia                                    1,743,029               1.5
Austria                                      1,675,767               1.5
                                          $ 89,986,425              78.9%



INDUSTRY DIVERSIFICATION
JANUARY 31, 1999 (UNAUDITED)
_______________________________________________________________________________

                                                                 PERCENT OF
                                          U.S. $ VALUE           NET ASSETS
-------------------------------------------------------------------------------
Basic Industry                            $  3,186,892               2.8%
Capital Goods                                2,827,808               2.5
Consumer Manufacturing                       7,764,305               6.8
Consumer Services                           32,033,422              28.1
Consumer Staples                             5,994,533               5.2
Energy                                       3,158,185               2.8
Finance                                     12,684,715              11.1
Healthcare                                   6,430,423               5.7
Multi Industry                               2,741,446               2.4
Technology                                  12,532,136              11.0
Transportation                               5,467,538               4.8
Utilities                                    7,549,449               6.6
Total Investments*                         102,370,852              89.8
Cash and receivables, net of liabilities    11,576,467              10.2
Net Assets                              $  113,947,319             100.0%


*    Excludes short-term obligations.


6


PORTFOLIO OF INVESTMENTS
JANUARY 31, 1999 (UNAUDITED)                     ALLIANCE GLOBAL SMALL CAP FUND
_______________________________________________________________________________

COMPANY                                          SHARES     U.S. $ VALUE
-------------------------------------------------------------------------
COMMON STOCKS & OTHER INVESTMENTS-89.8%
UNITED STATES INVESTMENTS-42.1%
CONSUMER SERVICES-18.4%
ADVERTISING-0.1%
Merkert American Corp. (a)                       11,400    $     163,875

AIRLINES-3.4%
Alaska Air Group, Inc. (a)                       41,300        2,080,487
America West Airlines, Inc. Cl.B (a)             66,200        1,423,300
Mesa Air Group, Inc. (a)                         44,900          412,519
                                                             ------------
                                                               3,916,306

APPAREL-2.4%
Mens Wearhouse, Inc. (a)                         20,000          592,500
Stage Stores, Inc. (a)                           62,300          498,400
Tommy Hilfiger Corp. (a)                         15,600        1,099,800
Zale Corp. (a)                                   16,400          538,125
                                                             ------------
                                                               2,728,825

BROADCASTING & CABLE-1.1%
Entercom Communications Corp. (a)                 3,600          111,600
Sinclair Broadcast Group, Inc. Cl.A (a)          31,900          602,113
Young Broadcasting Corp. Cl.A (a)                12,100          547,525
                                                             ------------
                                                               1,261,238

BUSINESS SERVICES-0.9%
TeleSpectrum Worldwide, Inc. (a)                 86,900          993,919

ENTERTAINMENT & LEISURE-3.4%
Bally Total Fitness Holding Corp. (a)            34,900          796,156
Premier Parks, Inc. (a)                          61,500        1,948,781
Sunterra Corp. (a)                               64,300          880,106
Trans World Entertainment Corp. (a)              17,950          264,763
Vistana, Inc. (a)                                 1,200           14,700
                                                             ------------
                                                               3,904,506

RESTAURANTS & LODGING-0.3%
Florida Panthers Holdings, Inc. Cl.A (a)         30,600          325,125

RETAIL - FOOD & DRUGS-0.3%
Whole Foods Market, Inc. (a)                     11,700          375,131

RETAIL - GENERAL MERCHANDISE-4.8%
BJ'S Wholesale Club, Inc. (a)                     4,100          182,450
Callaway Golf Co.                                14,300          157,300
Circuit City Stores, Inc. -
  CarMax Group (a)                               91,400          445,575
Furniture Brands International, Inc. (a)         17,600          413,600
Group 1 Automotive, Inc. (a)                     45,600        1,299,600
Movado Group, Inc.                               21,200          539,275
Sports Authority, Inc. (a)                       70,900          288,031
Tiffany & Co.                                    26,600        1,531,163
Tweeter Home Entertainment Group, Inc. (a)        5,200          159,250
Venator Group, Inc. (a)                          83,200          426,400
                                                             ------------
                                                               5,442,644


7


PORTFOLIO OF INVESTMENTS (CONTINUED)             ALLIANCE GLOBAL SMALL CAP FUND
_______________________________________________________________________________

COMPANY                                          SHARES     U.S. $ VALUE
-------------------------------------------------------------------------
MISCELLANEOUS-1.7%
Carriage Services, Inc. C1.A (a)                 21,800    $     476,875
Cash America International, Inc.                 15,100          237,825
Central Garden & Pet Co. (a)                     30,200          485,087
Century Business Services, Inc. (a)              49,200          688,800
                                                             ------------
                                                               1,888,587
                                                             ------------
                                                              21,000,156

FINANCE-5.2%
BROKERAGE & MONEY MANAGEMENT-1.7%
Legg Mason, Inc.                                 55,200        1,642,200
Reinsurance Group of America, Inc.                6,200          353,400
                                                             ------------
                                                               1,995,600

REAL ESTATE-3.5%
Chelsea GCA Realty, Inc.                         47,000        1,536,312
Glenborough Realty Trust, Inc.                   29,300          514,581
Golf Trust of America, Inc.                      10,900          277,269
MeriStar Hospitality Corp.                       32,900          633,325
Taubman Centers, Inc.                            76,900          999,700
                                                             ------------
                                                               3,961,187
                                                             ------------
                                                               5,956,787

TECHNOLOGY-4.7%
COMMUNICATIONS EQUIPMENT-0.3%
GST Telecommunications, Inc. (a)                 30,600          258,188
Tut Systems, Inc. (a)                               300           17,145
                                                             ------------
                                                                 275,333

COMPUTER HARDWARE-1.0%
Apex PC Solutions, Inc. (a)                      31,600        1,090,200
Radius, Inc. (a)                                     15               52
                                                             ------------
                                                               1,090,252

COMPUTER SERVICES-0.9%
DBT Online, Inc. (a)                             32,500          777,969
IMRglobal Corp. (a)                              11,200          284,200
                                                             ------------
                                                               1,062,169

COMPUTER SOFTWARE-2.0%
CheckFree Holdings Corp. (a)                     29,600        1,198,800
Engineering Animation, Inc. (a)                   7,600          384,750
Harbinger Corp. (a)                              47,365          260,507
Transaction Systems Architects, Inc. (a)         10,000          476,250
                                                             ------------
                                                               2,320,307

MISCELLANEOUS-0.5%
Excalibur Technologies Corp. (a)                 21,000          232,312
Harman International Industries, Inc.             1,000           42,000
Orbital Sciences Corp. (a)                        8,000          321,000
                                                             ------------
                                                                 595,312
                                                             ------------
                                                               5,343,373

TRANSPORTATION-4.2%
AUTO & RELATED-1.8%
Budget Group, Inc. Cl.A (a)                      81,900        1,172,194
Dollar Thrifty Automotive Group, Inc. (a)        66,100          842,775
                                                             ------------
                                                               2,014,969

SHIPPING-0.8%
OMI Corp. (a)                                   153,300          383,250
Teekay Shipping Corp.                            31,100          513,150
                                                             ------------
                                                                 896,400


8


                                                 ALLIANCE GLOBAL SMALL CAP FUND
_______________________________________________________________________________

COMPANY                                          SHARES     U.S. $ VALUE
-------------------------------------------------------------------------
TRUCKING-1.0%
Consolidated Freightways Corp. (a)               75,200    $   1,203,200

MISCELLANEOUS-0.6%
Carey International, Inc. (a)                    34,300          737,450
                                                             ------------
                                                               4,852,019

CONSUMER MANUFACTURING-2.5%
AUTO & RELATED-0.8%
Monaco Coach Corp. (a)                           32,725          949,025

TEXTILE PRODUCTS-1.6%
Mohawk Industries, Inc. (a)                      48,100        1,851,850
                                                             ------------
                                                               2,800,875

HEALTH CARE-3.2%
BIOTECHNOLOGY-1.4%
Geltex Pharmaceuticals, Inc. (a)                 44,400        1,112,775
MedImmune, Inc. (a)                               8,900          440,550
                                                             ------------
                                                               1,553,325

DRUGS-0.3%
Aradigm Corp. (a)                                29,100          351,019

MEDICAL PRODUCTS-0.6%
Novoste Corp. (a)                                14,700          411,600
St. Jude Medical, Inc. (a)                       11,100          289,294
                                                             ------------
                                                                 700,894

MEDICAL SERVICES-0.9%
Synetic, Inc. (a)                                12,500          642,187
Veterinary Centers of America, Inc. (a)          24,600          448,950
                                                             ------------
                                                               1,091,137
                                                             ------------
                                                               3,696,375

BASIC INDUSTRIES-1.8%
BUILDING & RELATED-0.3%
Associated Materials, Inc. (a)                   25,200          289,800

MINING & METALS-1.5%
Bethlehem Steel Corp. (a)                       200,800        1,731,900
                                                             ------------
                                                               2,021,700

ENERGY-1.1%
OIL SERVICE-0.2%
Parker Drilling Co. (a)                          55,700          174,063

PIPELINES-0.9%
Southern Union Co.                               48,002        1,062,044
                                                             ------------
                                                               1,236,107

CAPITAL GOODS-1.0%
MACHINERY-1.0%
United Rentals, Inc. (a)                         31,400        1,106,850

Total United States Investments
  (cost $47,010,173)                                          48,014,242

FOREIGN INVESTMENTS-47.7%
AUSTRALIA-1.5%
Australian Gas Light Co.,Ltd.                    20,000          140,434
Brambles Industries, Ltd.                        20,000          544,771
Broken Hill Proprietary Co., Ltd.                10,000           73,561
ERG, Ltd.                                       320,000          207,565
GIO Australia Holdings                           40,000          118,141
Hoyts Cinemas, Ltd. (b)                         105,000           94,359
Oil Search, Ltd.                                111,100          121,040
Orogen Minerals, Ltd. (GDS) (b)                  10,000           98,200
Powertel, Ltd.                                  240,000          179,856
Suncorp-Metway, Ltd. (a)                         15,450           77,351
Village Roadshow, Ltd. pfd.                      30,000           41,186
WMC, Ltd.                                        15,121           46,565
                                                             ------------
                                                               1,743,029


9


PORTFOLIO OF INVESTMENTS (CONTINUED)             ALLIANCE GLOBAL SMALL CAP FUND
_______________________________________________________________________________

COMPANY                                          SHARES     U.S. $ VALUE
-------------------------------------------------------------------------
AUSTRIA-1.5%
Austria Tabak AB                                  6,400    $     494,059
Bank Austria AG                                   4,200          186,199
Benckiser-Wasser-Technik AG                         600          126,179
E-Pub (Holdings), Ltd. (a)                          900          460,384
KTM Motorradholding AG                            3,000          175,969
Mayr-Melnhof Karton AG                            5,000          232,977
                                                             ------------
                                                               1,675,767

BELGIUM-0.2%
Mobistar NV, SA (a)                               2,400          175,969

BRAZIL-0.6%
Companhia Riograndense de Telecom pfd.               83               57
Telesp Participacoes, SA (ADR)                   36,500          641,031
                                                             ------------
                                                                 641,088

CANADA-0.6%
FirstService Corp. (a)                           27,700          367,458
Fracmaster Ltd. (b)                              57,100          132,570
Kingsway Financial Services, Inc. (a)            20,000          152,571
                                                             ------------
                                                                 652,599

CHILE-0.1%
Embotelladora Andina, SA (ADR)                    5,000           70,000

CHINA-0.3%
Guangdong Kelon Electrical
  Holdings Co., Ltd.                            153,000          110,572
VTech Holdings, Ltd.                             50,000          186,481
                                                             ------------
                                                                 297,053

FINLAND-1.9%
Fortum Corp. (a)                                179,631          949,509
Merita OY Cl.A                                  193,900        1,245,349
                                                             ------------
                                                               2,194,858

FRANCE-2.7%
CNP Assurances (a)                               27,057          771,694
Essilor International                             2,330          974,695
Louis Dreyfus Citrus (b)                            361            8,207
S T Dupont (a) (b)                                3,000           28,987
SEITA                                            22,770        1,294,190
                                                             ------------
                                                               3,077,773

GERMANY-1.2%
BUS Berzelius Umwelt Service AG                   7,800          115,266
Fresenius AG pfd.                                 5,190          957,527
ProSieben Media AG                                6,400          316,471
                                                             ------------
                                                               1,389,264

GREECE-0.7%
Hellenic Telecommunication
  Organization, SA                                6,122          184,483
Petzetakis, SA                                  100,000          655,482
                                                             ------------
                                                                 839,965

HONG KONG-0.1%
Cheung Kong Holdings, Ltd.                       14,000           97,112
HSBC Holdings Plc                                 2,800           69,740
                                                             ------------
                                                                 166,852

HUNGARY-0.6%
Magyar Tavkozlesirt (ADS)                        20,500          636,781

INDIA-0.0%
Shriram Industrial Enterprises, Ltd.
  (GDR) (a)                                      18,000           18,000

INDONESIA-0.1%
Great River International                       427,000            9,623
Gulf Indonesia Resources, Ltd.                   11,400          102,600
                                                             ------------
                                                                 112,223


10


                                                 ALLIANCE GLOBAL SMALL CAP FUND
_______________________________________________________________________________

COMPANY                                          SHARES     U.S. $ VALUE
-------------------------------------------------------------------------
IRELAND-1.0%
Avonmore Waterford Group Plc                     40,000    $      94,123
Crean (James) Plc                                55,000           48,454
Green Property Plc                               44,000          251,585
Irish Continental Group Plc                      21,000          274,525
Kingspan Group Plc                               40,000          113,675
Saville Systems Plc (ADR) (a)                     8,600          188,125
Unidare Plc                                      92,000          172,559
                                                             ------------
                                                               1,143,046

ITALY-2.7%
Banca Naz del Lavoro (a)                        302,000          916,607
Industrie Natuzzi SpA (ADR)                      42,400          901,000
Seat-Pagine Gialle SpA (a)                    1,091,000        1,277,400
                                                             ------------
                                                               3,095,007

JAPAN-9.3%
Aiful Corp                                        8,100          537,649
Aiwa Co., Ltd.                                    4,100           94,013
Akita Bank                                        6,000           23,844
Asahi Diamond Industrial                          2,852           12,981
Bank of Tokyo Mitsubishi, Ltd.                   19,250          229,331
Canon, Inc.                                       3,000           65,040
Credit Saison Co.                                 9,915          212,394
Dai-Ichi Kangyo Bank                             16,000           97,789
Daibiru Corp.                                     4,000           26,206
Daito Trust Construction Co., Ltd.                1,400           14,832
Daiwa Securities Co., Ltd.                       40,000          147,580
Data Communication System                         4,500           89,608
DDI Corp.                                            24           92,479
Disco Corp.                                       1,300           43,705
Familymart Co.                                    4,200          205,646
Fuji Photo Film Co.                              12,000          443,774
Fuji Software ABC, Inc.                           3,480          179,992
Fujikura                                         28,000          168,958
Fujimi, Inc.                                      5,240          212,301
Home Wide Corp.                                   4,000           12,241
Honda Motor Co.                                   8,000          297,918
Ishihara Sangyo                                   3,000            4,733
Japan Airport Terminal                           19,200          103,278
Japan Industrial Land Development                   200              379
Japan Tobacco, Inc.                                  28          272,747
Kaneshita Construction                            5,000           24,223
Kao Corp.                                        18,000          364,639
Keyence Corp.                                     2,600          309,969
Kikuchi Co.                                       3,000           10,991
King Co.                                         10,000           11,982
Koa Fire & Marine                                 3,000            9,724
Meitec Corp.                                      7,000          171,975
Mercian Corp.                                    14,000           60,704
Micronics Japan Co.                               5,500           96,246
Minebea Co.                                      10,000          111,116
Misumi Corp.                                     12,300          233,266
Mitsubishi Trust and Banking                      5,000           40,602
Mitsui Home Co.                                   3,000           14,999
Mori Seiki Co., Ltd.                              7,000           71,747
Murata Manufacturing Co., Ltd.                    1,000           46,464
Nanno Construction                                7,000            8,237
Nichiei Co., Ltd.                                 4,600          320,797
Nichiha Corp.                                     8,800           90,879
Nikon Corp.                                      13,000          167,536
Nintendo Corp., Ltd.                              4,500          418,947
Nippon Broadcasting System                        4,000          134,132
Nippon Paper Industries Co.                       7,000           28,964
Nippon System Development                        10,000          367,226
Nippon Telegraph & Telephone Corp.                   62          501,323
Nippon Television Network Corp.                     260           71,609


11


PORTFOLIO OF INVESTMENTS (CONTINUED)             ALLIANCE GLOBAL SMALL CAP FUND
_______________________________________________________________________________

COMPANY                                          SHARES     U.S. $ VALUE
-------------------------------------------------------------------------
Nireco Corp.                                      3,000    $       9,931
Nitta Corp.                                       8,000           46,136
Nitto Kohki Co.                                   4,800           36,454
Noritsu Koki Co.                                  3,700           76,867
Oie Sangyo Co., Ltd.                              4,400           19,534
Paris Miki, Inc.                                  6,280          142,647
PS Corp.                                          5,000           17,241
Rohm Co., Ltd.                                    3,000          283,177
Sankyo Co., Ltd.                                 11,000          230,421
Santen Pharmaceutical Co.                        13,420          257,977
Sanyo Engineering and Construction Co.            2,000            6,914
Sanyo Pax Co.                                     9,500           54,786
Sanyo Shinpan Finance Co., Ltd.                   1,600           56,411
Sato Corp.                                       13,400          213,120
Seven-Eleven Japan                                2,400          185,785
Shimano, Inc.                                    10,000          223,697
Shizuoka Bank                                    10,000          124,133
SMC Corp.                                         2,600          192,974
Sodick Co.                                       27,000           55,860
Sony Corp.                                        4,000          291,367
Sumitomo Metal Industries                        44,000           49,308
Sumitomo Realty & Development Co., Ltd.          14,000           46,826
TDK Corp.                                         1,000           82,410
Toho Bank                                        16,000           65,101
Toho Titanium Co.                                10,000           48,963
Tokyo Broadcasting                               17,000          189,044
Toso Co., Ltd.                                    6,500           19,891
Yamaichi Electronics Co., Ltd.                    4,000           74,135
Yamanouchi Pharmaceutical Co., Ltd.               6,000          183,613
Yokogawa Electric                                 8,000           42,205
                                                             ------------
                                                              10,604,643

LUXEMBOURG-0.7%
Millicom International Cellular, SA (a)          22,300          780,500

MALAYSIA-0.1%
Lingkaran Trans Kota Holdings (c)                40,000           25,930
Metacorp Berhad (c)                              30,000           15,691
Sime Darby Berhad (c)                            43,000           33,735
Star Publications (c)                            10,000           10,313
UMW Holdings Bhd (c)                             16,000           11,786
                                                             ------------
                                                                  97,455

MEXICO-0.6%
Cifra SA, de CV (ADR) (a)                        28,400          317,281
Fomento Economico Mexicano, SA de CV (ADR)       15,700          347,363
                                                             ------------
                                                                 664,644

NETHERLANDS-1.1%
ASR Verzekeringsgroep NV                          6,100          517,289
Equant NV (a)                                    10,000          795,725
                                                             ------------
                                                               1,313,014

NEW ZEALAND-0.4%
Fisher & Paykel Industries, Ltd.                 90,000          338,631
Restaurant Brands, Ltd.                          93,700           71,723
Tourism Holdings, Ltd. (a)                       40,000           37,733
Warehouse Group, Ltd.                            15,800           59,193
                                                             ------------
                                                                 507,280

NORWAY-0.3%
Choice Hotels International, Inc.               135,000          208,236
London & Overseas Freighters (a)                 15,216           22,420
Navia ASA                                        36,000           84,970
                                                             ------------
                                                                 315,626


12


                                                 ALLIANCE GLOBAL SMALL CAP FUND
_______________________________________________________________________________

COMPANY                                          SHARES     U.S. $ VALUE
-------------------------------------------------------------------------
PORTUGAL-0.7%
CIA de Seguros Imperio, SA                       19,000    $     152,484
Telecel-Comunicacaoes Pessoais, SA (b)            3,200          641,672
                                                             ------------
                                                                 794,156

RUSSIA-0.0%
Sun Brewing, Ltd. (ADR) (a) (b)                  25,000           46,889

SINGAPORE-0.5%
City Developments                                12,000           48,936
Keppel Telecomunications &
  Transportation, Ltd.                          200,000          159,574
Natsteel Electronics, Ltd.                       50,000          149,232
Singapore Press                                  10,000          113,475
United Overseas Bank                              8,000           47,754
Venture Manufacturing (Singapore), Ltd.          14,000           60,816
                                                             ------------
                                                                 579,787

SOUTH KOREA-0.3%
Samsung Electronics Co., Ltd.
  (GDR) (a) (b)                                  10,912          165,099
  bonus shares (GDR) (a) (b)                      1,089           45,139
  rights expiring 2/03/99                           656               -0-
SK Telecom Co., Ltd. (ADR)                       15,450          157,397
                                                             ------------
                                                                 367,635

SPAIN-5.0%
Aldeasa, SA                                      10,000          394,793
Catalana Occidente, SA                            6,536          162,935
Construcciones Y Aux de Ferr                      1,544           46,073
Gas Y Electricidad                                9,400          956,348
Portland Valderrivas, SA                          7,700          303,728
Repsol, SA                                       10,000          542,798
Tabacalera, SA Series A                          53,000        1,227,247
Telefonica, SA (a)                                5,000               -0-
TelePizza, SA (a)                                60,000          579,060
Union Electrica Fenosa, SA                       88,000        1,518,516
                                                             ------------
                                                               5,731,498

SWEDEN-1.7%
Astra AB Series A                                 6,001          129,815
Autoliv, Inc. (ADS) (b)                          33,900        1,403,560
Dahl International AB (b)                        11,000          111,563
Frontec AB                                       40,000          190,004
Netcom Systems AB (b)                             1,400           57,515
                                                             ------------
                                                               1,892,457

SWITZERLAND-0.7%
Barry Callebaut AB                                2,100          430,297
Gretag Imaging Group                              4,500          333,852
                                                             ------------
                                                                 764,149

THAILAND-0.0%
CMIC Finance & Security Public Co. (a) (c)      110,000               -0-
Thai Engine Manufacturing                        39,300           10,452
                                                             ------------
                                                                  10,452

UNITED KINGDOM-10.5%
BPB Plc                                         125,000          429,939
British Airways Plc                             217,400        1,266,524
Cordiant Communications Group Plc               408,700          961,815
Dixons Group Plc                                 81,382        1,360,733
Energis Plc                                      36,400          976,427
Filtronic Comtek Plc                             83,800        1,092,934
Misys Plc                                        54,000          564,755
Stagecoach Holdings Plc                         225,900          961,939
Thomson Travel Group Plc                        372,500          913,405
Tomkins Plc                                     281,600          989,699
United News & Media Plc                         150,700        1,373,959
WPP Group Plc                                   141,300        1,065,022
                                                             ------------
                                                              11,957,151

Total Foreign Investments
  (cost $55,212,442)                                          54,356,610

Total Common Stocks & Other Investments
  (cost $102,222,615)                                        102,370,852


13


PORTFOLIO OF INVESTMENTS (CONTINUED)             ALLIANCE GLOBAL SMALL CAP FUND
_______________________________________________________________________________

                                               PRINCIPAL
                                                AMOUNT
COMPANY                                          (000)      U.S. $ VALUE
-------------------------------------------------------------------------
SHORT-TERM INVESTMENTS-3.3%
COMMERCIAL PAPER-1.5%
General Electric Capital Corp.
  4.82%, 2/02/99                                 $  700    $     699,906
Prudential Funding Corp.
  4.65%, 2/01/99                                  1,000        1,000,000
                                                             ------------
                                                               1,699,906

TIME DEPOSIT-1.8%
State Street Cayman Islands
  4.50%, 2/01/99                                  1,995        1,995,000

Total Short-Term Investments
  (amortized cost $3,694,906)                                  3,694,906

TOTAL INVESTMENTS -93.1%
  (cost $105,917,521)                                        106,065,758
Other assets less liabilities-6.9%                             7,881,561

NET ASSETS-100%                                            $ 113,947,319


(a)  Non-income producing security.

(b) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 1999, these securities amounted to $2,833,760 representing 2.5% of net assets.

(c)  Illiquid securities, valued at fair market value (see Note A).

     Glossary of Terms:
     ADR - American Depositary Receipt
     ADS - American Depositary Shares
     GDR - Global Depositary Receipt
     GDS - Global Depositary Shares

     See notes to financial statements.


14


STATEMENT OF ASSETS AND LIABILITIES
JANUARY 31, 1999 (UNAUDITED)                     ALLIANCE GLOBAL SMALL CAP FUND
_______________________________________________________________________________

ASSETS
  Investments in securities, at value (cost $105,917,521)        $ 106,065,758
  Cash, at value (cost $15,114)                                         11,359
  Receivable for investment securities sold                         30,606,892
  Dividends and interest receivable                                     75,847
  Foreign taxes receivable                                              31,950
  Receivable for capital stock sold                                     10,333
  Total assets                                                     136,802,139

LIABILITIES
  Payable for investment securities purchased                       21,638,348
  Unclaimed dividends                                                  634,101
  Payable for capital stock redeemed                                   181,346
  Management fee payable                                                97,342
  Distribution fee payable                                              53,243
  Accrued expenses and other liabilities                               250,440
  Total liabilities                                                 22,854,820

NET ASSETS                                                       $ 113,947,319

COMPOSITION OF NET ASSETS
  Capital stock, at par                                          $     111,670
  Additional paid-in capital                                       113,110,981
  Accumulated net investment loss                                   (1,206,706)
  Accumulated net realized gain on investments and foreign
    currency transactions                                            1,754,935
  Net unrealized appreciation of investments and foreign
    currency denominated assets and liabilities                        176,439
  $ 113,947,319

CALCULATION OF MAXIMUM OFFERING PRICE
  CLASS A SHARES
  Net asset value and redemption price per share
    ($73,797,448/6,989,918 shares of capital stock
    issued and outstanding)                                             $10.56
  Sales charge--4.25% of public offering price                             .47
  Maximum offering price                                                $11.03

  CLASS B SHARES
  Net asset value and offering price per share
    ($32,469,209/3,380,700 shares of capital stock
    issued and outstanding)                                             $ 9.60

  CLASS C SHARES
  Net asset value and offering price per share
    ($7,497,852/778,970 shares of capital stock
    issued and outstanding)                                             $ 9.63

  ADVISOR CLASS SHARES
  Net asset value, redemption and offering price per share
    ($182,810/17,194 shares of capital stock
    issued and outstanding)                                             $10.63


See notes to financial statements.


15


STATEMENT OF OPERATIONS
SIX MONTHS ENDED JANUARY 31, 1999 (UNAUDITED)
                                                 ALLIANCE GLOBAL SMALL CAP FUND
_______________________________________________________________________________

INVESTMENT INCOME
  Dividends (net of foreign taxes withheld
    of $24,279)                                  $     525,442
  Interest                                             133,767   $     659,209

EXPENSES
  Management fee                                       557,248
  Distribution fee - Class A                           106,719
  Distribution fee - Class B                           161,574
  Distribution fee - Class C                            38,705
  Transfer agency                                      266,667
  Custodian                                            183,963
  Audit and legal                                       69,083
  Administrative                                        68,000
  Printing                                              30,291
  Registration                                          28,893
  Directors' fees                                       15,000
  Miscellaneous                                          2,660
  Total expenses                                     1,528,803
  Less: expense offset arrangement (see Note B)        (16,009)
  Net expenses                                                       1,512,794
  Net investment loss                                                 (853,585)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS
  Net realized gain on investment transactions                       3,797,486
  Net realized loss on foreign currency
    transactions                                                    (1,153,557)
  Net change in unrealized appreciation of:
    Investments                                                     (6,686,775)
    Foreign currency denominated assets and
      liabilities                                                     (126,770)
  Net loss on investments and foreign
    currency transactions                                           (4,169,616)

NET DECREASE IN NET ASSETS FROM OPERATIONS                       $  (5,023,201)


See notes to financial statements.


16


STATEMENT OF CHANGES IN NET ASSETS               ALLIANCE GLOBAL SMALL CAP FUND
_______________________________________________________________________________

                                               SIX MONTHS ENDED   YEAR ENDED
                                               JANUARY 31, 1999    JULY 31,
                                                  (UNAUDITED)        1998
                                                 --------------  --------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment loss                            $    (853,585)  $  (1,518,977)
  Net realized gain on investments and
    foreign currency transactions                    2,643,929      14,877,192
  Net change in unrealized appreciation of
    investments and foreign currency
  denominated assets and liabilities                (6,813,545)    (10,503,261)
  Net increase (decrease) in net assets from
    operations                                      (5,023,201)      2,854,954

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net realized gain on investments
    Class A                                         (7,496,012)     (6,916,095)
    Class B                                         (3,620,259)     (3,117,806)
    Class C                                           (837,402)       (796,527)
    Advisor Class                                      (18,180)        (28,565)

CAPITAL STOCK TRANSACTIONS
  Net increase (decrease)                             (590,271)     13,322,160
  Total increase (decrease)                        (17,585,325)      5,318,121

NET ASSETS
  Beginning of year                                131,532,644     126,214,523
  End of period                                  $ 113,947,319   $ 131,532,644


See notes to financial statements.


17

NOTES TO FINANCIAL STATEMENTS
JANUARY 31, 1999 (UNAUDITED)                     ALLIANCE GLOBAL SMALL CAP FUND
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Global Small Cap Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class Cshares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee-based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. SECURITY VALUATION
Portfolio securities traded on a national securities exchange or on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) are generally valued at the last reported sales price or if no sale occurred, at the mean of the closing bid and asked prices on that day. Readily marketable securities traded in the over-the-counter market, securities listed on a foreign securities exchange whose operations are similar to the U.S. over-the-counter market, and securities listed on a national securities exchange whose primary market is believed to be over-the-counter, are valued at the mean of the current bid and asked prices. U.S. government and fixed income securities which mature in 60 days or less are valued at amortized cost, unless this method does not represent fair value. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures adopted by, the Board of Directors. Fixed income securities may be valued on the basis of prices obtained from a pricing service when such prices are believed to reflect the fair market value of such securities.

2. CURRENCY TRANSLATION
Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked price of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized foreign currency gains and losses represent foreign exchange gains and losses from sales and maturities of debt securities and foreign exchange currency contracts, currency gains and losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of interest recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The Fund does not isolate the effect of fluctuations in foreign currency exchange rates when determining the gain or loss upon the sale of equity securities. Net currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation of investments and foreign currency denominated assets and liabilities.

3. TAXES
It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment


18


                                                 ALLIANCE GLOBAL SMALL CAP FUND
_______________________________________________________________________________

company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the trade date the securities are purchased or sold. The Fund accretes discounts as adjustments to interest income. Investment gains and losses are determined on the identified cost basis.

5. INCOME AND EXPENSES
All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares and the Advisor Class shares have no distribution fees.

6. DIVIDENDS AND DISTRIBUTIONS
Dividends and distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.


NOTE B: MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Under the terms of an investment advisory agreement, the Fund pays Alliance Capital Management L.P. (the "Manager") a management fee at an annual rate of 1% of the average daily net assets of the Fund. Such fee is accrued daily and paid monthly.

Pursuant to the management agreement, the Fund paid $68,000 to the Manager representing the cost of certain legal and accounting services provided to the Fund by the Manager for the six months ended January 31, 1999.

The Fund compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Manager, in accordance with a Services Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $266,667 for the six months ended January 31, 1999.

In addition, for the six months ended January 31, 1999, the Fund's expenses were reduced by $16,009 under an expense offset arrangement with Alliance Fund Services. Transfer agency fees reported in the statement of operations exclude these credits.

Alliance Fund Distributors, Inc., (the "Distributor"), a wholly-owned subsidiary of the Manager, serves as the Distributor of the Fund's shares. The Distributor received front-end sales charges of $2,607 from the sales of Class A shares and $40,280 and $3,024 in contingent deferred sales charges imposed upon redemptions by shareholders of Class B and Class C shares, respectively, for the six months ended January 31, 1999.

Brokerage commissions paid on investment transactions for the six months ended January 31, 1999 amounted to $280,288, none of which was paid to Donaldson, Lufkin & Jenrette Securities Corp., an affiliate of the Manager.


NOTE C: DISTRIBUTION SERVICES AGREEMENT
The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays a distribution fee to the Distributor at an annual rate of up to .30 of 1% of the Fund's average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to both Class B and Class C shares. There is no distribution fee on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $2,682,989 and $706,960 for Class B and Class C shares, respectively; such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In


19


NOTES TO FINANCIAL STATEMENTS (CONTINUED)        ALLIANCE GLOBAL SMALL CAP FUND
_______________________________________________________________________________

accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Manager may use its own resources to finance the distribution of the Fund's shares.


NOTE D: INVESTMENT TRANSACTIONS
Purchases and sales of investment securities (excluding short-term investments and U.S. government securities) aggregated $54,901,325 and $74,358,558, respectively, for the six months ended January 31, 1999. There were no purchases or sales of U.S. government and government agency obligations for the six months ended January 31, 1999.

At January 31, 1999, the cost of investments for federal income tax purposes was $105,917,521. Accordingly, gross unrealized appreciation of investments was $15,020,756 and gross unrealized depreciation of investments was $14,872,519, resulting in net unrealized appreciation of $148,237, excluding foreign currency transactions.

FORWARD EXCHANGE CURRENCY CONTRACTS
The Fund enters into forward exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on foreign portfolio holdings and to hedge certain firm purchase and sale commitments denominated in foreign currencies. A forward exchange currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in net realized gain or loss on foreign currency transactions.

Fluctuations in the value of forward exchange currency contracts are recorded for financial reporting purposes as unrealized gains or losses by the Fund.

The Fund's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Fund having a value equal to the aggregate amount of the Fund's commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars, as reflected in the following table, reflects the total exposure the Fund has in that particular currency contract.

At January 31, 1999, the Fund had no outstanding forward exchange currency contracts to buy and sell foreign currencies against the U.S. dollar.


NOTE E: CAPITAL STOCK
There are 12,000,000,000 shares of $.01 par value capital stock authorized, divided into four classes, designated Class A, Class B, Class C, and Advisor Class shares. Each class consists of 3,000,000,000 authorized shares. Transactions in capital stock were as follows:


                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                   SIX MONTHS ENDED  YEAR ENDED SIX MONTHS ENDED  YEAR ENDED
                   JANUARY 31, 1999   JULY 31,  JANUARY 31, 1999    JULY 31,
                      (UNAUDITED)       1998       (UNAUDITED)        1998
                     ------------  ------------  --------------  --------------
CLASS A
Shares sold              162,138     1,542,623    $  1,722,410    $ 19,248,639
Shares issued in
  reinvestment of
  distributions          629,885       491,450       6,097,281       5,622,159
Shares converted
  from Class B            25,275        78,190         261,864         969,207
Shares redeemed         (652,567)   (1,908,638)     (6,777,346)    (23,505,697)
Net increase             164,731       203,625    $  1,304,209    $  2,334,308


20


                                                 ALLIANCE GLOBAL SMALL CAP FUND
_______________________________________________________________________________

                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                   SIX MONTHS ENDED YEAR ENDED  SIX MONTHS ENDED  YEAR ENDED
                   JANUARY 31, 1999  JULY 31,   JANUARY 31, 1999   JULY 31,
                      (UNAUDITED)      1998        (UNAUDITED)       1998
                     ------------  ------------  --------------  --------------
CLASS B
Shares sold              481,126     1,841,143    $  4,620,347    $ 21,462,154
Shares issued in
  reinvestment of
  distributions          370,538       257,260       3,268,242       2,725,087
Shares converted
  to Class A             (27,626)      (84,225)       (261,864)       (969,207)
Shares redeemed         (910,028)   (1,202,471)     (8,701,496)    (13,793,910)
Net increase
  (decrease)             (85,990)      811,707    $ (1,074,771)   $  9,424,124

CLASS C
Shares sold              165,759       620,351    $  1,595,033    $  7,209,073
Shares issued in
  reinvestment of
  distributions           87,084        69,804         769,821         741,394
Shares redeemed         (317,689)     (569,558)     (3,034,618)     (6,465,829)
Net increase
  (decrease)             (64,846)      120,597    $   (669,764)   $  1,484,638

ADVISOR CLASS
Shares sold                  768         6,144    $      8,075    $     77,324
Shares issued in
  reinvestment of
  distributions            1,319         2,093          12,857          24,004
Shares redeemed          (17,006)       (1,981)       (170,877)        (22,238)
Net increase
  (decrease)             (14,919)        6,256    $   (149,945)   $     79,090


NOTE F: BANK BORROWING
A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $750 million revolving credit facility (the "Facility") to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in the miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended January 31, 1999.


21


FINANCIAL HIGHLIGHTS                             ALLIANCE GLOBAL SMALL CAP FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                               CLASS A
                                            ------------------------------------------------------------------------------
                                            SIX MONTHS                                                          OCTOBER 1,
                                              ENDED                                                                1993
                                            JANUARY 31,                   YEAR ENDED JULY 31,                       TO
                                               1999        --------------------------------------------------    JULY 31,
                                            (UNAUDITED)       1998         1997         1996         1995        1994(A)
                                            -----------    -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period          $12.14         $12.87       $11.61       $10.38       $11.08       $11.24

INCOME FROM INVESTMENT OPERATIONS
Net investment loss                             (.07)(b)       (.11)(b)     (.15)(b)     (.14)(b)     (.09)        (.15)(b)
Net realized and unrealized gain (loss)
  on investments and foreign currency
  transactions                                  (.35)           .37         2.97         1.90         1.50         (.01)
Net increase (decrease) in net asset
  value from operations                         (.42)           .26         2.82         1.76         1.41         (.16)

LESS: DISTRIBUTIONS
Distributions from net realized gains          (1.16)          (.99)       (1.56)        (.53)       (1.99)          -0-
Tax return of capital                             -0-            -0-          -0-          -0-        (.12)          -0-
Total distributions                            (1.16)          (.99)       (1.56)        (.53)       (2.11)          -0-
Net asset value, end of period                $10.56         $12.14       $12.87       $11.61       $10.38       $11.08

TOTAL RETURN
Total investment return based on net
  asset value (c)                              (2.64)%         2.49%       26.47%       17.46%       16.62%       (1.42)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $73,797        $82,843      $85,217      $68,623      $60,057      $61,372
Ratios to average net assets of:
  Expenses, net of waivers/reimbursements       2.47%(d)(e)    2.16%(e)     2.41%(e)     2.51%        2.54%(f)     2.42%(d)
  Net investment loss                          (1.25)%(d)      (.88)%      (1.25)%      (1.22)%      (1.17)%      (1.26)%(d)
Portfolio turnover rate                           51%           113%         129%         139%         128%          78%


See footnote summary on page 25.


22


                                                 ALLIANCE GLOBAL SMALL CAP FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                CLASS B
                                            ------------------------------------------------------------------------------
                                             SIX MONTHS                                                       OCTOBER 1,
                                               ENDED                                                             1993
                                             JANUARY 31,                YEAR ENDED JULY 31,                       TO
                                                1999     --------------------------------------------------    JULY 31,
                                            (UNAUDITED)     1998         1997         1996         1995         1994(A)
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period          $11.20         $12.03       $11.03       $ 9.95       $10.78       $11.00

INCOME FROM INVESTMENT OPERATIONS
Net investment loss                             (.10)(b)       (.18)(b)     (.21)(b)     (.20)(b)     (.12)        (.17)(b)
Net realized and unrealized gain (loss)
  on investments and foreign currency
  transactions                                  (.34)           .34         2.77         1.81         1.40         (.05)
Net increase (decrease) in net asset
  value from operations                         (.44)           .16         2.56         1.61         1.28         (.22)

LESS: DISTRIBUTIONS
Distributions from net realized gains          (1.16)          (.99)       (1.56)        (.53)       (1.99)          -0-
Tax return of capital                             -0-            -0-          -0-          -0-        (.12)          -0-
Total distributions                            (1.16)          (.99)       (1.56)        (.53)       (2.11)          -0-
Net asset value, end of period                $ 9.60         $11.20       $12.03       $11.03       $ 9.95       $10.78

TOTAL RETURN
Total investment return based on net
  asset value (c)                              (3.06)%         1.80%       25.42%       16.69%       15.77%       (2.00)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $32,469        $38,827      $31,946      $14,247       $5,164       $3,889
Ratios to average net assets of:
  Expenses, net of waivers/reimbursements       3.24%(d)(e)    2.88%(e)     3.11%(e)     3.21%        3.20%(f)     3.15%(d)
  Net investment loss                          (2.03)%(d)     (1.58)%      (1.92)%      (1.88)%      (1.92)%      (1.93)%(d)
Portfolio turnover rate                           51%           113%         129%         139%         128%          78%


See footnote summary on page 25.


23


FINANCIAL HIGHLIGHTS (CONTINUED)                 ALLIANCE GLOBAL SMALL CAP FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                              CLASS C
                                            ------------------------------------------------------------------------------
                                            SIX MONTHS                                                        OCTOBER 1,
                                               ENDED                                                             1993
                                            JANUARY 31,                 YEAR ENDED JULY 31,                       TO
                                                1999     --------------------------------------------------     JULY 31,
                                            (UNAUDITED)     1998         1997         1996         1995         1994(A)
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period          $11.22       $12.05       $11.05       $ 9.96       $10.79       $11.00

INCOME FROM INVESTMENT OPERATIONS
Net investment loss                             (.10)(b)     (.19)(b)     (.22)(b)     (.20)(b)     (.17)        (.17)(b)
Net realized and unrealized gain (loss)
  on investments and foreign currency
  transactions                                  (.33)         .35         2.78         1.82         1.45         (.04)
Net increase (decrease) in net asset
  value from operations                         (.43)         .16         2.56         1.62         1.28         (.21)

LESS: DISTRIBUTIONS
Distributions from net realized gains          (1.16)        (.99)       (1.56)        (.53)       (1.99)          -0-
Tax return of capital                             -0-          -0-          -0-          -0-        (.12)          -0-
Total distributions                            (1.16)        (.99)       (1.56)        (.53)       (2.11)          -0-
Net asset value, end of period                $ 9.63       $11.22       $12.05       $11.05       $ 9.96       $10.79

TOTAL RETURN
Total investment return based on net
  asset value (c)                              (2.96)%       1.79%       25.37%       16.77%       15.75%       (1.91)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)     $7,498       $9,471       $8,718       $4,119       $1,407       $1,330
Ratios to average net assets of:
  Expenses, net of waivers/reimbursements       3.25%(d)(e)  2.88%(e)     3.10%(e)     3.19%        3.25%(f)     3.13%(d)
  Net investment loss                          (2.04)%(d)   (1.59)%      (1.93)%      (1.85)%      (2.10)%      (1.92)%(d)
Portfolio turnover rate                           51%         113%         129%         139%         128%          78%


See footnote summary on page 25.


24


                                                 ALLIANCE GLOBAL SMALL CAP FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                      ADVISOR CLASS
                                            ------------------------------------
                                            SIX MONTHS                 OCTOBER 2,
                                               ENDED                    1996(G)
                                            JANUARY 31,  YEAR ENDED       TO
                                               1999       JULY 31,     JULY 31,
                                            (UNAUDITED)     1998         1997
                                            -----------  -----------  -----------
Net asset value, beginning of period          $12.20       $12.89       $12.56

INCOME FROM INVESTMENT OPERATIONS
Net investment loss (b)                         (.06)        (.07)        (.08)
Net realized and unrealized gain (loss)
  on investments and foreign currency
  transactions                                  (.35)         .37         1.97
Net increase (decrease) in net asset
  value from operations                         (.41)         .30         1.89

LESS: DISTRIBUTIONS
Distributions from net realized gains          (1.16)        (.99)       (1.56)
Net asset value, end of period                $10.63       $12.20       $12.89

TOTAL RETURN
Total investment return based on net
  asset value (c)                              (2.55)%       2.82%       17.08%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)       $183         $392         $333
Ratios to average net assets of:
  Expenses, net of waivers/reimbursements (e)   2.25%(d)     1.87%        2.05%(d)
  Net investment loss                          (1.07)%(d)    (.57)%       (.84)%(d)
Portfolio turnover rate                           51%         113%         129%


(a)  The Fund changed its fiscal year end from September 30 to July 31.

(b)  Based on average shares outstanding.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.

(d)  Annualized.

(e) Ratios reflect expenses grossed up for expense offset arrangement with the Transfer Agent. For the six months ended January 31, 1999, the years ended July 31, 1998, and July 31, 1997, the ratios of expenses net of waivers/reimbursements were 2.44%, 2.14% and 2.38% for Class A shares, 3.21%, 2.86% and 3.08% for Class B shares, 3.22%, 2.85% and 3.08% for Class C shares and 2.22%, 1.84% and 2.04% for Advisor Class shares, respectively.

(f) If the Fund had borne all expenses, the expense ratios would have been 2.61%, 3.27%, and 3.31% for Class A, Class B and Class C shares, respectively.

(g)  Commencement of distribution.


25


                                                 ALLIANCE GLOBAL SMALL CAP FUND
_______________________________________________________________________________

BOARD OF DIRECTORS
JOHN D. CARIFA, CHAIRMAN AND PRESIDENT
RUTH BLOCK (1)
DAVID H. DIEVLER (1)
JOHN H. DOBKIN (1)
WILLIAM H. FOULK, JR. (1)
DR. JAMES M. HESTER (1)
CLIFFORD L. MICHEL (1)
DONALD J. ROBINSON (1)

OFFICERS
ALDEN M. STEWART, SENIOR VICE PRESIDENT-INVESTMENTS
KATHLEEN A. CORBET, SENIOR VICE PRESIDENT
THOMAS BARDONG, VICE PRESIDENT
MARK BREEDON, VICE PRESIDENT
RANDALL E. HAASE, VICE PRESIDENT
EDMUND P. BERGAN, JR., SECRETARY
MARK D. GERSTEN, TREASURER & CHIEF FINANCIAL OFFICER
VINCENT S. NOTO, CONTROLLER

CUSTODIAN
STATE STREET BANK & TRUST COMPANY
225 Franklin Street
Boston, MA 02110

DISTRIBUTOR
ALLIANCE FUND DISTRIBUTORS, INC.
1345 Avenue of the Americas
New York, NY 10105

LEGAL COUNSEL
SEWARD & KISSEL
One Battery Park Plaza
New York, NY 10004

INDEPENDENT AUDITORS
ERNST & YOUNG LLP
787 Seventh Avenue
New York, NY 10019

TRANSFER AGENT
ALLIANCE FUND SERVICES, INC.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-free 1-(800) 221-5672


(1)  Member of the Audit Committee.


26


THE ALLIANCE FAMILY OF MUTUAL FUNDS
_______________________________________________________________________________

FIXED INCOME
Alliance Bond Fund
    U.S. Government Portfolio
    Corporate Bond Portfolio
Alliance Global Dollar Government Fund
Alliance Global Strategic Income Trust
Alliance High Yield Fund
Alliance Mortgage Securities Income Fund
Alliance Limited Maturity Government Fund
Alliance Multi-Market Strategy Trust
Alliance North American Government Income Trust
Alliance Short-Term U.S. Government Fund

TAX-FREE INCOME
Alliance Municipal Income Fund
    California Portfolio
    Insured California Portfolio
    Insured National Portfolio
    National Portfolio
    New York Portfolio
Alliance Municipal Income Fund II
    Arizona Portfolio
    Florida Portfolio
    Massachusetts Portfolio
    Michigan Portfolio
    Minnesota Portfolio
    New Jersey Portfolio
    Ohio Portfolio
    Pennsylvania Portfolio
    Virginia Portfolio

MONEY MARKET
AFD Exchange Reserves

GROWTH
The Alliance Fund
Alliance Global Environment Fund
Alliance Growth Fund
Alliance Premier Growth Fund
Alliance/Regent Sector Opportunity Fund
Select Investors Series - Premier Portfolio

GROWTH & INCOME
Alliance Balanced Shares
Alliance Conservative Investors Fund
Alliance Growth & Income Fund
Alliance Growth Investors Fund
Alliance Real Estate Investment Fund
Alliance Utility Income Fund

AGGRESSIVE GROWTH
Alliance Global Small Cap Fund
Alliance Quasar Fund
Alliance Technology Fund

INTERNATIONAL
Alliance All-Asia Investment Fund
Alliance Greater China '97 Fund
Alliance International Fund
Alliance International Premier Growth Fund
Alliance New Europe Fund
Alliance Worldwide Privatization Fund

INSTITUTIONAL
Premier Growth
Quasar
Real Estate Investment

CLOSED-END FUNDS
Alliance All-Market Advantage Fund
ACM Government Income Fund
ACM Government Opportunity Fund
ACM Government Securities Fund
ACM Government Spectrum Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
Alliance World Dollar Government Fund
Alliance World Dollar Government Fund II
The Austria Fund
The Korean Investment Fund
The Spain Fund
The Southern Africa Fund

CASH MANAGEMENT SERVICES
Alliance Capital Reserves
Alliance Government Reserves
Alliance Institutional Reserves
    Prime Portfolio
    Government Portfolio
    Tax-Free Portfolio
    Trust Portfolio
    Treasury Portfolio
Alliance Insured Account
Alliance Money Reserves
Alliance Municipal Trust
    California Portfolio
    Connecticut Portfolio
    Florida Portfolio
    General Portfolio
    Massachusetts Portfolio
    New Jersey Portfolio
    New York Portfolio
    Virginia Portfolio
Alliance Treasury Reserves
Alliance Money Market Fund
    Prime Portfolio
    Government Portfolio
    General Municipal Portfolio


27


ALLIANCE GLOBAL SMALL CAP FUND
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

ALLIANCE CAPITAL

THIS REPORT IS INTENDED SOLELY FOR DISTRIBUTION TO CURRENT SHAREHOLDERS OF THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

GSCSR